UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/00

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon/Alan B. Slifka Management Company, LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  28-6072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James R. Pasquarelli
Title:     Chief Financial Officer
Phone:     212/303-9414

Signature, Place, and Date of Signing:

     James R. Pasquarelli     New York, NY     May 09, 2000


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     45

Form13F Information Table Value Total:     658167


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Abraxas Petroleum Corp.     COMMON              003830106     5308  2359067     X    X                     2359067
Anacomp Inc - New           COMMON              032371106     7483   480837     X    X                      480837
Arch Communications Group   COMMON              039381504     8379  1081116     X    X                     1081116
C-Cube Micro                COMMON              125015107    36710   504189     X    X                      504189
Champion Int'l. Corp.       COMMON              158525105    17876   335698     X    X                      335698
Consolidated Papers         COMMON              209759109    16064   417928     X    X                      417928
Cordant Technologies        COMMON              218412104    18561   328152     X    X                      328152
DII Group Inc.              COMMON              232949107      282     2498     X    X                        2498
Gentiva Health Services     COMMON              37247A102     1411   199631     X    X                      199631
GTS INC                     COMMON              37936U104    13194   643600     X    X                      643600
Hartford Life Inc.          COMMON              416592103     3997    85266     X    X                       85266
Howmet Int'l. Inc.          COMMON              443208103    16050   795039     X    X                      795039
HVID Marine Common          COMMON              44851M109     1635   124590     X    X                      124590
Media General Inc. Cl. A    COMMON              584404107     9748   186116     X    X                      186116
MediaOne                    COMMON              58440J104   157818  1948367     X    X                     1948367
Metamor Worldwide           COMMON              59133P100     4732   167122     X    X                      167122
Newbridge Networks Corp.    COMMON              650901101    13577   418549     X    X                      418549
Novacare Inc.               COMMON              669930109      640  3201669     X    X                     3201669
Ocular Sciences Inc.        COMMON              675744106     1319    83819     X    X                       83819
Pharmor                     COMMON              717113203        3      953     X    X                         953
Qwest Communications        COMMON              749121108    42936   885282     X    X                      885282
Snyder Communications       COMMON              832914105    10875   483337     X    X                      483337
Sterling Software Inc.      COMMON              859547101      946    31013     X    X                       31013
Telefonica de Argentina  SA COMMON              879378206    16442   418895     X    X                      418895
Telefonica De Peru          COMMON              879384105     7112   418382     X    X                      418382
Times Mirror Co.            COMMON              887364107    74375   800270     X    X                      800270
Trans World Entertainment   COMMON              89336Q100     9776   977640     X    X                      977640
Travelers Prop. Calualty    COMMON              893939108    68195  1653209     X    X                     1653209
US Foodservice Inc.         COMMON              90331R101    43959  1707131     X    X                     1707131
US West, Inc.               COMMON              91273H101    35377   487083     X    X                      487083
Wesley Jessen Vision Care   COMMON              951018100     3012    83818     X    X                       83818
Ziff Davis Inc.             COMMON              989511100     6535   418248     X    X                      418248
AT&T Corp.   CALL APR 55    OPTION              0019579DK     2051     6563     X    X                        6563
Consol. Papers PUT JUL 30   OPTION              2097599SF       56      753     X    X                         753
Howmet Intl CALL APR 17 1/2 OPTION              4432089DW       51      407     X    X                         407
Howmet Int'l. CALL APR 20   OPTION              4432089DD       24      629     X    X                         629
S&P 500 Option PUT APR 1300 OPTION              9PT             78      621     X    X                         621
Tribune Co.    PUT APR 35   OPTION              8960479PG       59      626     X    X                         626
US Foodservice CALL APR 15  OPTION              90331R9DC       23       21     X    X                          21
US Foodsvc CALL APR 17 1/2  OPTION              90331R9DW       14       17     X    X                          17
Nebco Evans Pfd.            PREFERRED           U62922106       39    39425     X    X                       39425
ABRAXAS CONTINGENT RGTS     RIGHTS              003831112     1444  2887200     X    X                     2887200
Diva Systems Warrants       WARRANT             255013153        0    39000     X    X                       39000
DTI Hldgs. Warrants         WARRANT             23333W117        1    51293     X    X                       51293
Spec Foods Wrnts 12/15/09   WARRANT             784127AA0        0     6782     X    X                        6782
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